INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

	2012	2011
	(Unaudited)
Distribution rights in Brazil	$750,000	$750,000
Less: Accumulated amortization	(206,250)	(168,750)
Net distribution rights	543,750	581,250

Pure Guild brand rights	159,086	106,666
Less: Accumulated amortization	(70,400)	(57,600)
Net brand right	88,686	49,066

	$632,436	$630,316

Schedule of Future Amortization Expense for Intangible Assets

	2012	2013	2014	2015	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750
	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750